Document and Entity Information	3 Months Ended
Mar. 31, 2022
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	Nexters Inc.
Amendment Description	AMENDMENT NO. 4
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001848739
Amendment Flag	true